Deferred Income (Details) € in Thousands, $ in Thousands	Sep. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current deferred income	€ 13,578	€ 17,552
Non-current deferred income	9,422	21,394
Total deferred income	23,000	38,946
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current deferred income	13,578	17,552
Non-current deferred income	9,422	21,394
Total deferred income	€ 23,000	€ 38,946	€ 2,047	$ 2,429